SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements were prepared in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP").

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Financial statements in United States dollars:

The currency of the primary economic environment in which the operations of NICE and certain subsidiaries are conducted is the U.S. dollar ("dollar"); thus, the dollar is the functional currency of NICE and certain subsidiaries.

NICE and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be a non-dollar currency, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

c.	Principles of consolidation:

Intercompany transactions and balances have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents are short-term unrestricted highly liquid investments that are readily convertible into cash, with original maturities of three months or less at acquisition.

e.	Marketable securities:

The Company accounts for investments in debt securities in accordance with ASC 320, "Investments - Debt and Equity Securities". Management determines the appropriate classification of its investments in debt securities at the time of purchase and re-evaluates such determinations at each balance sheet date.

Marketable securities classified as "available-for-sale" are carried at fair value, based on quoted market prices. Unrealized gains and losses are reported in a separate component of shareholders' equity in accumulated other comprehensive income (loss). Gains and losses are recognized when realized, on a specific identification basis, in the Company's consolidated statements of income.

The Company's securities are reviewed for impairment in accordance with ASC 320-10-65. If such assets are considered to be impaired, the impairment charge is recognized in earnings when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities with an unrealized loss that the Company intends to sell, or it is more likely than not that the Company will be required to sell before recovery of their amortized cost basis, the entire difference between amortized cost and fair value is recognized in earnings. For securities that do not meet these criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while declines in fair value related to other factors are recognized in other comprehensive income (loss).

f.	Inventories:

Inventories are stated at the lower of cost or market value. The cost of raw materials is determined by the "standard cost" method, and the cost of finished goods on the basis of costs charged by third party manufacturer. The cost of work-in-progress related to long-term contracts includes materials, subcontractors and other direct costs.

Inventory write-downs are provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories, and discontinued products and for market prices lower than cost, if any. At the point of the loss recognition, a new lower cost basis for that inventory is established. In addition, the Company records a liability for firm non-cancelable and unconditional purchase commitments with contract manufacturers for quantities in excess of the Company's future demands forecast consistent with its valuation of excess and obsolete inventory. Inventory write-downs for 2013, 2012 and 2011 were $2,089, $3,683 and $2,223, respectively, and have been included in cost of revenues.

g.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation.

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 15

Leasehold improvements are amortized by the straight-line method over the term of the lease or the estimated useful life of the improvements, whichever is shorter.

h.	Other intangible assets, net:

Intangible assets are amortized over their estimated useful lives using the straight-line method, at the following weighted average  annual rates:

%

Core technology	17
Customer relationships and distribution network	17
Capitalized software development costs (see l below)	33
Trademarks	33
Covenant not to compete	42

Acquired Intellectual Property and Research and Development ("IPR&D") is capitalized and assessed for impairment at least annually until the completion of development and afterwards is amortized over its useful life. Impairment on acquired IPR&D of $0, $0 and $1,425 was recorded for the years 2013, 2012 and 2011, respectively.

i.	Impairment of long-lived assets:

The Company's long-lived assets and identifiable intangibles that are subject to amortization are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Impairment indicators include any significant changes in the manner of the Company's use of the assets and significant negative industry or economic trends.

Upon determination that the carrying value of a long-lived asset may not be recoverable based upon a comparison of aggregate undiscounted projected future cash flows to the carrying amount of the asset, an impairment charge is recorded for the excess of the carrying amount over fair value. In 2013, 2012 and 2011, no impairment indicators have been identified.

j.	Goodwill:

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, "Intangible - Goodwill and Other," goodwill is not amortized, but rather is subject to an annual impairment test.

ASC 350 requires goodwill to be tested for impairment at the reporting unit level at least annually or between annual tests in certain circumstances, and written down when impaired. Goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value.

ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the two-step impairment test is performed. Alternatively, ASC 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the first step of the goodwill impairment test.

The Company operates in three operation-based segments, which also comprise its reporting units: Customer Interactions Solutions, Security Solutions and Financial Crime and Compliance Solutions. The Company performed a qualitative assessment for the Customer Interactions Solutions and the Security Solutions reporting units during the fourth quarter of 2013 and concluded that the qualitative assessment did not result in a more likely than not indication of impairment, and therefore no further impairment testing was required.

For the Financial Crime and Compliance Solutions reporting unit, the Company elected to bypass the qualitative assessment and proceeded directly to performing the first step of the goodwill impairment test.  The Company performed the first step of the quantitative goodwill impairment test during the fourth quarter of 2013 and concluded that the fair value of the reporting unit exceeded its carrying value, and therefore, no impairment of goodwill existed and the second step of the goodwill impairment test was not required.

Fair value is determined using discounted cash flows. Significant estimates used in the fair value methodologies include estimates of future cash flows, future growth rates and the weighted average cost of capital of the reporting units. The Company performed the annual impairment tests during the fourth quarter of 2013, 2012 and 2011 and did not identify any impairment losses.

k.	Revenue recognition:

The Company generates revenues from sales of software products, services, which include support and maintenance, installation, project management, customization, consulting, training, hosting and SaaS, as well as hardware sales. The Company sells its products directly through its sales force and indirectly through a global network of distributors, system integrators and strategic partners, all of whom are considered end-users.

The basis for the Company's software revenue recognition is substantially governed by the accounting guidance contained in ASC 985-605, "Software-Revenue Recognition." Revenues from sales of product and software licensing are recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable and collectability is probable. In transactions where a customer's contractual terms include a provision for customer acceptance, revenues are recognized either when such acceptance has been obtained or as the acceptance provision has lapsed.

For multiple element arrangements within the scope of software revenue recognition guidance, revenues are allocated to the different elements in the arrangement under the "residual method" when Vendor Specific Objective Evidence ("VSOE") of fair value exists for all undelivered elements and no VSOE exists for the delivered elements. Under the residual method, at the outset of the arrangement with the customer, the Company defers revenue for the fair value of its undelivered elements and recognizes revenue for the remainder of the arrangement fee attributable to the elements initially delivered in the arrangement when the basic criteria in ASC 985-605 have been met. Any discount in the arrangement is allocated to the delivered element. Revenues from maintenance and professional services are recognized ratably over the contractual period and as services are performed, respectively.

For arrangements that contain both software and non-software components that function together to deliver the products' essential functionality, the Company allocates revenue to each element based on its relative selling price. In such circumstances, the accounting principles establish a hierarchy to determine the selling price to be used for allocating revenue to deliverables. The selling price for a deliverable is based on its VSOE, if available, third party evidence ("TPE"), if VSOE is not available, or best estimated selling price ("BESP"), if neither VSOE nor TPE are available. The Company establishes VSOE of selling price using the price charged for a deliverable when sold separately and, in rare instances, using the price established by management having the relevant authority. When VSOE cannot be established, the Company attempts to establish selling price of each element based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, the Company's go-to-market strategy differs from that of its peers and the Company's offerings contain a significant level of differentiation such that the comparable pricing of products with similar functionality cannot be obtained. Furthermore, the Company is unable to reliably determine what similar competitor products' selling prices are on a standalone basis. Therefore, the Company is typically not able to determine TPE.  The BESP price is established considering several external and internal factors including, but not limited to, historical sales, pricing practices and geographies in which the Company offers its products. The determination of the BESP is subject to discretion.

The Company's policy for establishing VSOE of fair value of maintenance services is based on the price charged when the maintenance is renewed separately. Establishment of VSOE of fair value of professional services is based on the price charged when these services are sold separately.

Revenues from fixed price contracts that require significant customization, integration and installation are recognized based on ASC 605-35, "Construction-Type and Production-Type Contracts", using the percentage-of-completion method of accounting based on the ratio of costs related to contract performance incurred to date to the total estimated amount of such costs. The amount of revenue recognized is based on the total fees under the arrangement and the percentage of completion achieved. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contact.

The Company also generates sales from SaaS offerings which provide its customers access to certain of its software within a cloud-based IT environment that the Company manages and offers to customers on a subscription basis. Revenues for the Company's software SaaS subscription offerings are recognized ratably over the contract term commencing with the date its service is made available to customers and all other revenue recognition criteria have been satisfied.

To assess the probability of collection for revenue recognition, the Company has established a credit policy that determines the credit limit that reflects an amount that is deemed probably collectible for each customer.  These credit limits are reviewed and revised periodically on the basis of new customer financial statement information and payment performance.

For all periods presented, amounts billed to customers related to shipping and handling are classified as revenue, and the Company's respective shipping and handling costs are included in cost of sales.

The Company maintains a provision for product returns in accordance with ASC 605, "Revenue Recognition". The provision is estimated based on the Company's past experience and is deducted from revenues. Actual returns could be different from the Company's estimates. As of December 31, 2013 and 2012, the provision for product returns amounted to $2,112 and $2,167, respectively.

Deferred revenues include advances and payments received from customers, for which revenue has not yet been recognized.

l.	Research and development expenses:

Research and development costs (net of grants) incurred in the process of software production before establishment of technological feasibility are charged to expenses as incurred. Costs incurred to develop software to be sold are capitalized after technological feasibility is established in accordance with ASC 985-20, "Software - Costs of Software to be Sold, Leased, or Marketed". Based on the Company's product development process, technological feasibility is established upon completion of a detailed program design.

Costs incurred by the Company between completion of the detailed program design and the point at which the product is ready for general release, have been capitalized.

Capitalized software development costs are amortized commencing with general product release by the straight-line method over the estimated useful life of the software product.

m.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This topic prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement.

The Company classifies interest and penalties on income taxes (which includes uncertain tax positions) as taxes on income.

n.	Non-royalty grants:

Non-royalty bearing grants from the Government of Israel and the European Union for funding research and development projects are recognized at the time the Company is entitled to such grants on the basis of the related costs incurred and recorded as a deduction from research and development expenses.

o.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables, marketable securities and foreign currency derivative contracts.

The Company's cash and cash equivalents are invested in deposits mainly in dollars with major international banks. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be redeemed upon demand and therefore bear minimal risk.

The Company's trade receivables are derived from sales to customers located primarily in North America, EMEA and APAC. The Company performs ongoing credit evaluations of its customers and obtains letters of credit and bank guarantees for certain receivables. Additionally, the Company insures certain of its receivables with a credit insurance company. A general allowance for doubtful accounts is provided, based on the length of time the receivables are past due.

The Company's marketable securities include investment in corporate debentures, U.S. Treasuries, U.S. government agency debentures and Israeli Treasury Bills. The Company's investment policy limits the amount that the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company entered into forward contracts, and option contracts intended to protect against the increase in value of forecasted non-dollar currency cash flows resulting from investments in Israeli Treasury Bills and payroll expenses. The derivative instruments hedge a portion of the Company's non-dollar currency exposure. See Note 11.

p.	Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israel's Severance Pay Law based on the most recent monthly salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month's salary for each year of employment, or a portion thereof. The Company's liability is fully provided by monthly deposits with insurance policies and severance pay funds and by an accrual.

The deposited funds include profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies.

The Company's agreements with employees in Israel, joining the Company since May 1, 2009, are in accordance with Section 14 of the Severance Pay Law, 1963, whereas, the Company's contributions for severance pay shall be instead of its severance liability. Upon contribution of the full amount of the employee's monthly salary, and release of the policy to the employee, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as they are legally released from obligation to employees once the deposit amounts have been paid.

The Company also has other liabilities for severance pay in other jurisdictions.

Severance pay expense for 2013, 2012 and 2011 amounted to $10,862, $11,164 and $12,090, respectively.

The Company has a 401(K) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute up to 6% of their eligible compensation, but generally not greater than $17.5 per year in the year 2013 and $16.5 per year in the years 2012 and 2011, (for certain employees over 50 years of age the maximum contribution is $23 per year in the year 2013 and $22 per year in the years 2012 and 2011) of their annual compensation to the plan through salary deferrals, subject to IRS limits. The Company matches 50% of employee contributions to the plan up to a limit of 6% of their eligible compensation. In the years 2013, 2012 and 2011, the Company recorded an expense for matching contributions in the amount of $3,985, $3,989 and $3,129, respectively.

q.	Basic and diluted net earnings per share:

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year plus dilutive potential equivalent ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings per Share".

The weighted average number of shares related to outstanding anti-dilutive options and restricted shares excluded from the calculations of diluted net earnings per share was 586,367, 785,821 and 1,096,069 for the years 2013, 2012 and 2011, respectively.

r.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation", which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees and directors. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of income.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting, based on the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option-pricing model, which requires a number of assumptions: expected volatility is based upon actual historical stock price movements; the expected term of options granted is based upon historical experience and represents the period of time that options granted are expected to be outstanding; the risk-free interest rate is based on the yield from U.S. Federal Reserve zero-coupon bonds with an equivalent term; and the expected dividend rate (an annualized dividend yield is based on the per share dividend declared by the Company's Board of Directors). For information on the Company's dividend payments see note 14e.

The Company measures the fair value of restricted stock based on the market value of the underlying shares at the date of grant.

s.	Fair value of financial instruments:

The Company applies ASC 820, "Fair Value Measurements and Disclosures". Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

•
Level 1 - Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

•	Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•	Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The Company's marketable securities and foreign currency derivative contracts are classified within Level 2 (see note 3 and 11).

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, short-term bank deposits, trade receivables and trade payables, approximate their fair value due to the short-term maturities of such instruments.

t.	Legal contingencies:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

u.	Advertising expenses:

Advertising expenses are charged to expense as incurred. Advertising expenses for the years 2013, 2012 and 2011 were $9,771, $10,214 and $7,887, respectively.

v.	Treasury shares:

The Company repurchases its ordinary shares from time to time on the open market or in other transactions and holds such shares as treasury shares. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity.

w.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC No. 220, "Comprehensive Income". Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relate to gains and losses on hedging derivative instruments and unrealized gains and losses on available for sale marketable securities.

The following table shows the components of accumulated other comprehensive income, net of taxes, as of December 31, 2013:

	Year ended December 31, 2013
	Unrealized gains (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total

Beginning balance	$3,443	$2,789	$5,962	$12,194
Other comprehensive income (loss) before reclassifications	(3,503)	985	4,906	2,388
Amounts reclassified from accumulated other comprehensive income	-	(2,181)	-	(2,181)

Net current-period other comprehensive income (loss)	(3,503)	(1,196)	4,906	207
Ending balance	$(60)	$1,593	$10,868	$12,401

x.	Recently issued accounting standards

In July 2013, the FASB issued Accounting Standards Update No. 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss ("NOL") Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (ASU 2013-11), which provides guidance on the financial statement presentation of an unrecognized tax benefit when a NOL carryforward, a similar tax loss, or a tax credit carryforward exists. ASU 2013-11 supports the approach for companies to present an unrecognized tax benefit as a reduction of a deferred tax asset for a NOL or tax credit carryforward whenever the NOL or tax credit carryforward would be available to reduce the additional taxable income or tax due if the tax position is disallowed. This approach requires companies to assess whether to net the unrecognized tax benefit with a deferred tax asset as of the reporting date. The Company plans to adopt ASU 2013-11 in 2015 and is currently evaluating the impact to its consolidated financial statements.